Structured Entities (Narrative) (Details) - Asset Management Entities [Member] - Unconsolidated structured entities [member] - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Non-interest income received from involvement with these asset management entities	$ 2.3	$ 2.1
Income Received From Structured Entities	1.9	1.9
Total assets under management	$ 302.9	$ 253.1